Accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Accounts Receivable, Net [Abstract]
Trade receivables	$ 2,673,705	$ 2,482,077	$ 1,867,104
Allowance for doubtful accounts	(96,900)	(97,400)	(81,641)	$ (76,793)
Other receivables	22,403	140,265	76,787
Government grant	0	0	40
Income tax receivable	57,186	115,428	143,517
Recoverable value-added tax and other recoverable taxes	970,484	988,774	527,620
Trade and other current receivables	$ 3,626,878	$ 3,629,144	$ 2,533,427